Related Party Transactions - Sandstorm (Details) - Sandstorm - USD ($)	Oct. 20, 2025	Dec. 31, 2025
Related Party Transactions
Convertible note outstanding balance		$ 0
Rent per month under license agreement	$ 20,000
Other shared office costs under license agreement	$ 200,000